BORROWINGS - Pre-Swap Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pre-swap annual contractual maturities of long-term debt outstanding
2018	$ 5,217
2019	7,128
2020	6,242
2021	5,196
2022	4,288
2023 and beyond	17,374
Total	$ 45,445	$ 41,145